J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

Statement of Additional Information dated March 5, 2021, as supplemented

JPMorgan ActiveBuilders International Equity ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

Statements of Additional Information dated June 21, 2021

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan International Bond Opportunities ETF

(formerly JPMorgan Global Bond Opportunities ETF)

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders MSCI US REIT ETF

Statements of Additional Information dated July 1, 2021, as supplemented

JPMorgan Equity Premium Income ETF

Statement of Additional Information dated November 1, 2021, as supplemented

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Statement of Additional Information dated November 9, 2020, as supplemented

JPMorgan Carbon Transition U.S. Equity ETF

Statement of Additional Information dated December 4, 2020, as supplemented

JPMorgan Short Duration Core Plus ETF

Statement of Additional Information dated February 23, 2021, as supplemented

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan International Growth ETF

Statements of Additional Information dated March 1, 2021, as supplemented

JPMorgan Active Value ETF

Statement of Additional Information dated October 4, 2021, as supplemented

JPMorgan Income ETF

Statement of Additional Information dated October 28, 2021, as supplemented

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 10, 2021 to the Statements of Additional Information as dated above

The purpose of this supplement is to announce the results of the recent special meeting of the shareholders held on October 27, 2021 (the “Meeting”), at which the shareholders considered the election of a unified board with

SUP-ETFSAI-TRUSTEE-1121

common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc. (the “Proposal”):

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, and JPMorgan Institutional Trust (the “Mutual Funds”).

On October 27, 2021, the shareholders and their designated proxies convened for the Meeting. The Proposal was passed with regard to the Trust and the Mutual Funds, with the exception of JPMorgan Trust I and JPMorgan Trust II, which lacked quorum for the Proposal. Solely with respect to JPMorgan Trust I and JPMorgan Trust II, the Meeting was adjourned and will reconvene on November 23, 2021 to permit shareholders of those two trusts, as of the record date of August 20, 2021, additional time to vote on the Proposal. It is anticipated that, for the Trust and each of the Mutual Funds that pass the Proposal, the unified board will be seated on January 1, 2022.

Information regarding the Proposal is contained in the proxy materials as filed with the Securities and Exchange Commission (“SEC”). The proxy statement was mailed to shareholders of record, and you are also able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE